Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure of deposits [line items]
Term	$ 438,907	$ 421,864
Total deposits	1,100,831	1,011,885
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	207,493	182,745
Notice	64,613	61,761
Term	90,382	98,546
Total deposits	362,488	343,052
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	356,020	315,472
Notice	20,800	16,585
Term	319,533	292,254
Total deposits	696,353	624,311
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	12,549	12,502
Notice	449	956
Term	28,992	31,064
Total deposits	41,990	44,522
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	576,062	510,719
Notice	85,862	79,302
Term	438,907	421,864
Total deposits	1,100,831	1,011,885
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	151,475	123,402
Notice	8,051	7,390
Term	713	368
Total deposits	160,239	131,160
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	315,464	287,046
Notice	19,857	19,036
Term	312,987	310,492
Total deposits	648,308	616,574
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	54,021	43,831
Total deposits	54,021	43,831
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	6,978	7,190
Notice	57,260	52,046
Term	77,597	57,037
Total deposits	141,835	116,273
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	632	654
Total deposits	632	654
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	34,278	33,810
Notice	693	830
Term	36,788	37,250
Total deposits	71,759	71,890
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,002	7,372
Total deposits	8,002	7,372
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,212	7,414
Notice	1
Term	10,822	16,717
Total deposits	$ 16,035	$ 24,131